Long-Term Loans, Net of Current Maturities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Debt Instrument [Line Items]
Total amount of the loans | ₪		₪ 2,334		₪ 3,028
Less - current maturities	$ 467		$ 505
Long-term loans, net of current maturities	$ 1,867		$ 2,523
Maximum [Member]
Debt Instrument [Line Items]
Weighted interest rate	3.35%	3.35%
Minimum [Member]
Debt Instrument [Line Items]
Weighted interest rate	1.75%	1.75%